Stockholders' Deficit (Tables)	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of convertible preferred stock
As of September 30, 2021 (unaudited), convertible preferred stock consisted of (in thousands, except share and per-share
numbers):

	Shares Authorized	Shares Issued and Outstanding	Per Share Original Issue Price	Liquidation Preference	Carrying Value
Series A	9,771,425	9,771,414	$4.5541	$44,500	$44,323
Series A-1	2,818,034	2,818,034	$1.2420	3,500	9,638
Series A-2	605,850	605,850	$2.4841	1,505	2,302
Series A-3	728,058	728,058	$2.8981	2,110	2,869

Total	13,923,367	13,923,356		$51,615	$59,132

Schedule of restricted common stock awards
A summary of the restricted common stock awards is as follows:

Number of Unvested Shares
Balance at February 27, 2020 (inception)	—
Issued shares	6,983,000
Forfeited shares	(133,000)

Balance at December 31, 2020	6,850,000
Issued shares (unaudited)	75,000
Vested shares (unaudited)	(2,376,715)

Balance at September 30, 2021 (unaudited)	4,548,285

Schedule of stock option activity for employee and nonemployee awards
Stock option activity for employee and nonemployee awards and related information is as follows:

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in Years)	Weighted- Average Grant Date (Fair Value)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	—	—
Granted (unaudited)	1,718,433	$5.63		$3.91
Exercised (unaudited)	(1,000)	$4.44
Canceled (unaudited)	(112,500)	$5.42

Outstanding and expected to vest at September 30, 2021 (unaudited)	1,604,933	$5.64	9.6	$3.92	$5,824

Vested and exercisable at September 30, 2021 (unaudited)	9,248	$6.02	9.8	$4.05	$30

Schedule of weighted-average assumptions used in the Black-Scholes option pricing model
The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock options granted in the nine months ended September 30, 2021 (unaudited) were as follows:

Assumed risk-free interest rate	1.1%
Assumed volatility	80.8%
Expected option life (in years)	6.2
Expected dividend yield	—%

Schedule of allocation of stock-based compensation expense
The allocation of stock-based compensation expense for the nine months ended September 30, 2021 (unaudited) was as follows (in thousands):

Research and development	$246
General and administrative	404

Total stock-based compensation	$650

Schedule of common stock reserved for future issuance
Common stock reserved for future issuance consists of the following:

	December 31, 2020	September 30, 2021
		(unaudited)
Conversion of outstanding convertible preferred stock	—	13,923,356
Outstanding stock options	—	1,604,933
Shares available for issuance under the Plan	991,000	1,525,051

Total	991,000	17,053,340